Property, plant and equipment (Details)	Jun. 30, 2018 EUR (€)
Changes in property, plant, and equipment:
Balance, beginning of period	€ 3,491,771,000
Balance, ending of period	3,636,280,000
Property, plant and equipment	€ 3,491,771,000